JOSHUA GOLD RESOURCES INC.

35 PERRY STREET

WOODSTOCK, ONTARIO

CANADA N4S 3C4

June 12, 2018

Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington DC 20549

Attn: John Reynolds, Assistant Director

Re:

Joshua Gold Resources Inc., a Nevada corporation (the “Company”)

Draft Registration Statement on Form S-1

Submitted April 23, 2018

CIK No. 0001475430

Dear Mr. Reynolds:

In response to your letter dated May 18, 2018, we have provided our response to your comments as detailed below.

1.  Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

As of the date hereof, neither the Company nor anyone on its behalf has provided any written communication to any potential investors.  The Company will ensure that any such communications are provided to you in the future.

2.  In an appropriate location in the prospectus, please disclose the fact that the Securities and Exchange Commission revoked the company’s previous Exchange Act registration on June 22, 2017.

The first paragraph under the heading “Market for Common Equity and Related Stockholder Matters” of the Company’s first amended draft Registration Statement on Form S-1/A1, which is confidentially submitted herewith (the “Form S-1/A1”), contains the requested disclosure.

3.  You state that “you expect” the selling shareholders to sell at a fixed price.  Please revise to indicate that the selling shareholders “will sell” at a fixed price until the stock is quoted on the OTCQB.  Selling shareholders must sell their shares at a fixed price until the shares are listed on a national securities exchange, or quoted on the OTC Bulletin Board, OTCQX or OTCQB, at which time the shares may be sold at prevailing market prices or in privately negotiated transactions.

The Form S-1/A1 contains the requested disclosure.  The disclosure under the subheading “Holders” under “Market for Common Equity and Related Stockholder Matters” has also been revised accordingly.

4.  You disclose that you are an emerging growth company under the Jumpstart Our Business Startups Act (the “JOBS Act”).  You also indicate that under Section 107 of the JOBS Act, an emerging growth company can take advantage of the extended transition period for complying with new or revised accounting standards, or in other words, can delay the adoption of certain new or revised accounting standards to the adoption dates that would otherwise apply to private companies.  Please revise your disclosure here and in MD&A to indicate whether you intend to take advantage of the extended transition period for certain new or revised accounting standards allowed under the JOBS Act.  Alternatively, if you intend to opt out of the extended transition period, please disclose this and indicate that your election to do so is irrevocable.

As indicated under the subheading “Emerging Growth Company” under the caption “Our Company,” the Company has irrevocably opted out of the extended transition period.

5.  We note your statement that the selling shareholders will sell at a fixed price “until our shares are quoted on the OTC Markets.”  We also note your disclosure in “The Offering” section on age 3, and elsewhere in the prospectus, that the shares will sell at a fixed price until they are “quoted on the OTCQB or other suitable quotation medium.”  Please revise to clarify that the selling shareholders will sell at a fixed price until the shares are listed on a national securities exchange, or quoted on the OTC Bulletin Board, OTCQX or OTCQB.  Please revise throughout your prospectus.

The requested revision has been made where indicated:  (i) on the first page of the prospectus; (ii) under the subheading “Certain Information about this Offering” under the caption “Our Company;” (iii) under the caption “The Offering;” (iv) under the caption “Determination of the Offering Price;” (v) under the caption “Selling Stockholders;” and (vi) under the subheading “Holders” under “Market for Common Equity and Related Stockholder Matters.”

6.  We note that you indicate that the dilution per share is $0.00 if all the shares are sold and that the dilution per share is $0.00 if 75%, 50% and 25% of the shares are sold.  It appears to us that the amount of dilution per share should be

$0.15 for all levels of shares sold.  Please also revise your disclosure to indicate that the amount of dilution is 100% of the $0.15 per share investment.  Please revise or advise as appropriate.

The dilution figures have been corrected per your Comment No. 6 and have also been updated through March 31, 2018.

7.  We note your statement that the “company’s shares may be sold to purchasers from time to time directly by and subject to the discretion of the Company.”  It appears that you are not qualified to engage in a delayed offering pursuant to Rule 415 with respect to the offering to the public.  Please advise or revise as appropriate.

The language referenced in your Comment No. 7 has been deleted.

8.  Please include a small scale map showing the location and access to your Carson property as required by Instruction 3(b) to Item 102 of Regulation S-K.  See also Industry Guide 7(b)(2).

The requested map has been added where indicated under the caption “Properties.”

9.  Please disclose the information regarding your land and mineral rights for each of your material properties pursuant to paragraph (b)(2) of Industry Guide 7.  For each material property include the following information:

•

An indication of the type of rights or claims such place or lode, exploration or exploitation, State or Federal, patented or unpatented, lease or concession for the Kenty Gold Property and C1 Mortimer Property.

•

Please include certain identifying information, claim numbers, grant numbers, mining concession name or number, and dates of recording and expiration such that your claims may be distinguished from other claims that may exist in the area or your properties.

•

The conditions that must be met to retain your rights, claims or leases, including the quantification and timing of all necessary payments.

The requested disclosure has been added where indicated under the subheading “Background Information Concerning Properties Located in the Canadian Province of Ontario: Janes, Asquith, C1, Rollo, and Kenty” under the caption “Properties.”

10.  Please describe any infrastructure on your properties including the source of power and water pursuant to paragraph (b)(4) of Industry Guide 7.

Disclosure about property infrastructure for each of the described properties has been added under the new heading “Property Infrastructure.”

11.  For each of your properties please describe your exploration plans pursuant to paragraph (b)(4) of Industry Guide 7.  If no exploration plan exists please include a statement to this effect in your filing.

 A new subheading entitled “Exploration Plans” has been added to the description of each of the mining properties.

12.  The term indicated reserve as referenced on page 25 and 60 of your filing is not a common term under NI 43-101.  Please define this term or revise to clarify.

These sections have been revised accordingly.

13.  Please revise to indentify the third party who filed the claim in the Ontario Superior Court of Justice.  Also disclose the date of the company’s response and counter application in the Ontario Superior Court of Justice, and update the disclosure as appropriate.

The Legal Proceedings disclosure has been revised and updated.

14.  Please revise to discuss the facts or circumstances responsible for changes in your various categories of operating expenses during the periods presented in your consolidated financial statements.

The disclosure under the subheading “Results of Operations” in the “Management’s Discussion and Analysis” section has been revised to discuss the period-over-period changes in the various operating expense categories.  In addition, a new subsection has been added to compare the operating results for the three months ended March 31, 2018, with the operating results in the three months ended March 31, 2017.

15.  Please revise to discuss changes in your cash flows from operating, investing and financing activities for all periods presented in your consolidated statement of cash flows.

The disclosure under the subheading “Liquidity and Capital Resources” of the “Management’s Discussion and Analysis” section has been revised to discuss the changes in cash flows.  Comparative disclosure has also been added for the three month periods ended March 31, 2018, and 2017.

16.  We note footnote 2 to the beneficial ownership table indicates that Friggi N.A. Inc. is owned and controlled by Mr. Fuschino.  It appears that Mr. Fuschino controls the voting and dispositive power over the shares held by Friggi N.A. Inc.  Accordingly, it appears that these shares should be included in Mr. Fuschino’s beneficial ownership calculation.  Likewise, footnote 3 indicates that Mr. Micacchi controls 1873942 Ontario Inc.  It appears that Mr. Micacchi controls the voting and dispositive power over the shares held by 1873942 Ontario Inc.  It also appears that these shares should be included in Mr. Micacchi’s beneficial ownership calculation.  Please revise or advise us as appropriate.  See Item 403 of Regulation S-K and Exchange Act Rule 13d-3.

Both the beneficial ownership table and the accompanying footnotes have been revised to include the stock holdings of the controlled entities as part of the named individuals’ holdings.

17.  Please identify any promoters.  See Item 404(c)(1) of Regulation S-K.

As stated where indicated under the caption “Related Party Transactions,” the Company does not have any promoters who are not directors or executive officers.

18.  We note your disclosure that “there have been no transactions . . . in which the company is to be a participant, in which the amount involved exceeds $120,000, and in which any related person had or will have a direct or indirect material interest.”  The threshold amount you are applying in your disclosure appears to be inconsistent with Regulation S-K Item 404(d), which provides for disclosure of transactions that exceed one percent of the average of the company’s total assets at year-end for the last two completed fiscal years (approximately $528 for the company).  Please revise to provide the disclosure required by Item 404(d) of Regulation S-K.

The disclosure under the heading “Related Party Transactions” has been revised to use the correct threshold amount of $528.

19.  We note your disclosure indicating that the Company issued 25,353,446 shares of common stock during the year ended December 31, 2017.  However, based on your disclosures in Note 7 and in your Statement of Stockholders’ deficit on page 52, these shares do not appear to include the 250,000, 160,000 and 100,000 shares of common stock issued to purchase the Rollo Property, the Janes Reef Property and the Asquith Property respectively, during 2017 as disclosed on page 61 of your filing.  Please revise to eliminate these inconsistencies.

Footnote 3(f) to the Company’s audited financial statements for the years ended December 31, 2017, and 2016, has been revised to reflect the issuance of 8,840,000 shares, rather than 9,350,000 shares, to the prospectors pro rata, and this figure is also reflected in the notes to the March 31, 2018, financial statements.

20.  Your disclosure on page 66 indicates that your Class A preferred stock accrues cumulative dividends at a rate of 10% per annum and we note that you have reflected dividends in your Statement of Shareholders’ deficit for 2017 and 2016 of $45,069 and $40,970, respectively.  Please revise your statement of operations to reflect these preferred stock dividends as an increase to your net loss in arriving at the net loss attributable to common shareholders.  Refer to the guidance in SAB Topic 6:B.

The requested changes have been made where indicated on the Statements of Operations and Comprehensive Loss for the years ended December 31, 2017, and 2016, and for the three months ended March 31, 2018, and 2017.

21.  Please expand your disclosures to identify the exemption from registration relied upon for each transaction and the facts relied upon to make the cited exemption available.  With respect to any unregistered sales made in reliance on the exemption provided by Section 4(2) of the Securities Act, please disclose whether the purchasers were accredited or sophisticated with access to information.  Refer to Item 701(d) of Regulation S-K.

The disclosure immediately following the “Recent Sales of Unregistered Securities” table  has been revised accordingly.

22.  Please include the signature of or identify your controller or principal accounting officer.  See Instructions for Signatures on Form S-1.

The requested revision has been made where indicated on the signature page of the amended Form S-1.

In addition to the foregoing revisions, please note that the amended draft registration statement includes financial statements through the end of March 31, 2018, and that the Risk Factors; the Dilution section; the Management’s Discussion and Analysis section and other disclosures have been updated through that date as appropriate.

Please advise whether you will have any further comments on this submission.

JOSHUA GOLD RESOURCES

By _/s/ Dino Micacchi_________

Dino Micacchi, Secretary/Treasurer,

Chief Financial Officer , principal

accounting officer and Director